Consolidated Statements Of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Loss [Abstract]
Revenue					$ 144
Cost of sales	$ (3)		$ (6)		(5)
Gross margin	(3)		(6)		139
Selling, general and administrative expenses	1,652	$ 1,848	3,585	$ 4,128	8,088	10,664
Total operating expenses	1,652	1,848	3,585	4,128	8,088	10,664
Interest and other income	28	194	56	194	242
Interest and other expense	(72)	(78)	(134)	(115)	(251)	(547)
Change in fair value of contingent payment obligations	(2,699)	(2,674)	(397)	(2,824)	(4,372)	(8,367)
Total interest and other	(2,743)	(2,558)	(475)	(2,745)	(4,381)	(8,914)
Net loss before income tax	(4,398)	(4,406)	(4,066)	(6,873)	(12,330)	(19,578)
Income tax expense
Net loss			(4,066)	(6,873)	(12,330)	(19,578)
Other comprehensive loss, net of tax
Comprehensive loss	$ (4,398)	$ (4,406)	$ (4,066)	$ (6,873)	$ (12,330)	$ (19,578)
Basic net loss per common share	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.10)	$ (0.17)	$ (0.42)
Diluted net loss per common share	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.10)	$ (0.17)	$ (0.42)
Weighted average common shares outstanding, basic	77,970	71,933	77,763	67,836	71,299,000	47,019,000
Weighted average common shares outstanding, diluted	77,970	71,933	77,763	67,836	71,299,000	47,019,000